OPERATING LEASE RIGHT OF USE ASSET AND LIABILITY [STOPPED HERE] (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease Right Of Use Asset And Liability Stopped Here
Schedule of operating lease right of use asset

	DECEMBER 31,
	2024	2023

Operating lease cost:
Amortization of right of use assets	$3,497	$41,964
Interest on operating lease liability	55	2,344

Total operating lease costs	$3,552	$44,308

Schedule of deferred tax assets

	DECEMBER 31,
	2024	2023

Deferred tax assets:
Net operating loss carryforward	$1,684,352	$1,598,368
Share-based compensation	501,224	579,388
Charitable contributions	1,079	1,079
Total deferred tax assets	$2,186,655	$2,178,835
Less: valuation allowance	(2,129,392)	(2,132,583)
Total deferred tax assets, net	$57,263	$46,252

Deferred tax liabilities:
Depreciation	$1,351	$1,351
Accrued compensation	55,912	44,901
Total deferred tax liabilities	$57,263	$46,252

Net deferred tax asset or liability	$-	$-

Schedule of deferred tax asset valuation allowance

	DECEMBER 31,
	2024	2023
Deferred tax asset valuation allowance:
Beginning balance	$(2,132,583)	$(670,986)
Increase	3,191	(1,461,597)
Ending balance	$(2,129,392)	$(2,132,583)

Schedule of provision for income tax (benefit) effective rates

	DECEMBER 31,
	2024	2023

Tax at U.S. federal statutory rate	21.00%	21.00%
State, net of federal benefit	5.73%	5.89%
Non-Deductible Expenses	-0.94%	-0.40%
Change in valuation allowance	-25.79%	-26.49%
	0.00%	0.00%